CAPITAL STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
CAPITAL STOCK
CAPITAL STOCK

NOTE 5 - CAPITAL STOCK

Capital Stock

As of March 31, 2024, the Company’s authorized capital stock consists of 5,000,000,000 shares of common stock at $0.0001 par value per share and 100,000,000 shares of preferred stock at $0.0001 par value per share. The Company has designated 60,000,000 shares of preferred stock as Class A convertible preferred stock (the “Class A Preferred Stock”), and 100 shares of preferred stock as Series B super voting preferred stock (the “Series B Preferred Stock”). The remaining 39,999,900 of preferred stock remains undesignated.

As of March 31, 2024, there were 56,207,827 shares of the Class A Preferred Stock, 90 shares of the Series B Preferred Stock  and 65,881,177 shares of common stock issued and outstanding.

Common Stock

The holders of common stock are entitled to one vote for each share held. The affirmative vote of a majority of votes cast at a meeting which commences with a lawful quorum is sufficient for approval of most matters upon which shareholders may or must vote, including the questions presented for approval or ratification at the Company’s Annual Shareholders’ Meeting. An amendment of the Company’s Articles of Incorporation, however, requires the affirmative vote of a majority of the Company’s total voting power for approval. Common shares do not carry cumulative voting rights, and holders of more than 50% of the common stock have the power to elect all directors and, as a practical matter, to control the Company. Holders of common stock are not entitled to preemptive rights, and the common stock may only be redeemed at the Company’s election.

During the three months ended March 31, 2024, the Company issued 7,298,708 shares of its common stock, including:

-	2,869,300 shares of its common stock upon conversion of 114,772 shares of Class A preferred stock;
-	3,929,408 shares of its common stock for a total purchase price of $125,006;
-	500,000 shares of its common stock for various services provided, valued at $30,000 based on the closing market price of the common shares on the grant date.

Class A Preferred Stock

The Class A preferred stock has certain material rights and preferences (as is more fully set forth in the Certificate of Designation of the Class A Preferred Stock).

During the three months ended March 31, 2024, a total of 40,000 shares of Class A preferred stock was issued to the members of the Company’s Board of Directors for services provided. The value of all these shares was determined to be $60,000 based on an assumed conversion at a one-for-25 ratio of the Class A preferred stock for common shares and the closing market price of the common shares on the date of grant.

During the three months ended March 31, 2024, 114,772 shares of Class A preferred stock were converted into 2,869,300 common shares.

As of March 31, 2024, the Company had 56,207,827 shares of Class A preferred stock outstanding, of which 31,102,596 shares are held by the Company’s CEO. The former officers and directors of Singlepoint hold the remaining shares of the Class A preferred stock.

Ranking

The Class A preferred stock ranks, as to dividends and upon liquidation, senior and prior to the common stock of the Company.

Liquidation

In the event of liquidation, dissolution or winding up of the Company, the holders of the Class A preferred stock are entitled, out of the assets of the Company legally available for distribution, to receive, before any payment to the holders of shares of common stock or any other class or series of stock ranking junior, and amount per share equal to $1.00.

Voting

Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company.

Conversion

Each share of our Class A preferred stock is convertible into common stock on a one-for-25 basis at the option of the holder.

Series B Super Voting Preferred Stock

The Series B preferred stock has certain material rights and preferences (as is more fully set forth in the Certificate of Designation of the Series B Preferred Stock).

During the three months ended March 31, 2024, a total of 90 shares of Class A preferred stock was issued to the two members of the Company’s Board of Directors.

As of March 31, 2024, the Company had 90 shares of Series B preferred stock outstanding.

Dividends

There will be no dividends due or payable on the Series B Preferred Stock.

Liquidation Rights

Upon the occurrence of a “Liquidation Event,” the holders of Series B Preferred Stock are entitled to receive net assets on a pro-rata basis. Each holder of Series B Preferred Stock is entitled to receive ratably any dividends declared by the Board, if any, out of funds legally available for the payment of dividends. “Liquidation Event” means (i) the liquidation, dissolution or winding-up, whether voluntary or involuntary, of the Company, (ii) the purchase or redemption by the Company of shares of any class of stock or the merger or consolidation of the Company with or into any other corporation or corporations, or (iii) the sale, license or lease of all or substantially all, or any material part of, the Company’s assets.

Conversion Rights

The shares of Series B Preferred Stock are not convertible into shares of the Company’s Common Stock.

Voting Rights

If at least one share of Series B Preferred Stock is issued and outstanding, then the total aggregate issued shares of Series B Preferred Stock at any given time, regardless of their number, shall have voting rights equal to 10 times the sum of: i) the total number of shares of Common Stock which are issued and outstanding at the time of voting, plus ii) the total number of votes of all other series of Preferred Stocks which are issued and outstanding at the time of voting.

Each individual share of Series B Preferred Stock shall have the voting rights equal to:

[ten times the sum of: {all shares of Common Stock issued and outstanding at the time of voting + the total number of votes of all other series of Preferred Stocks which are issued and outstanding at the time of voting}]

Divided by:

[the number of shares of Series B Preferred Stock issued and outstanding at the time of voting]

With respect to all matters upon which stockholders are entitled to vote or to which stockholders are entitled to give consent, the holders of the outstanding shares of Series B Preferred Stock shall vote together with the holders of Common Stock without regard to class, except as to those matters on which separate class voting is required by applicable law or the Articles of Incorporation or Bylaws.

NOTE 5 - CAPITAL STOCK

Capital Stock

As of December 31, 2023, the Company’s authorized capital stock consists of 5,000,000,000 shares of common stock at $0.0001 par value per share and 100,000,000 shares of preferred stock at $0.0001 par value per share. The Company has designated 60,000,000 shares of preferred stock as Class A convertible preferred stock (the “Class A Preferred Stock”). The remaining 40,000,000 of preferred stock remains undesignated.

As of December 31, 2023, there were 56,282,599 shares of Class A preferred stock and 58,582,469 shares of common stock issued and outstanding.

Common Stock

The holders of common stock are entitled to one vote for each share held. The affirmative vote of a majority of votes cast at a meeting which commences with a lawful quorum is sufficient for approval of most matters upon which shareholders may or must vote, including the questions presented for approval or ratification at the Company’s Annual Shareholders’ Meeting. An amendment of the Company’s Articles of Incorporation, however, requires the affirmative vote of a majority of the Company’s total voting power for approval. Common shares do not carry cumulative voting rights, and holders of more than 50% of the common stock have the power to elect all directors and, as a practical matter, to control the Company. Holders of common stock are not entitled to preemptive rights, and the common stock may only be redeemed at the Company’s election.

During the year ended December 31, 2023, the Company issued 6,518,950 shares of its common stock in payment for various services provided. The shares had a fair value of $178,544 based on the closing market price of the common shares on the date of grant.

During the year ended December 31, 2023, the Company issued 13,810,125 common shares upon conversion of 552,405 shares of Class A preferred stock and sold 825,000 common shares at $0.50 per share for a total purchase price of $412,500.

During the year ended December 31, 2022, the Company sold 325,000 common shares at $0.50 per share for a total purchase price of $162,500.

Preferred Stock

As of December 31, 2023, the Company had 56,282,599 shares of Class A preferred stock outstanding, of which 31,092,596 shares are held by the Company’s CEO. The former officers and directors of Singlepoint hold the remaining shares of the Class A preferred stock.

The Class A preferred stock has certain material rights and preferences (as is more fully set forth in the Certificate of Designation of the Class A Preferred Stock).

During the year ended December 31, 2023, a total of 200,001 shares of Class A preferred stock was issued to the Company’s Vice President, Austen Lambrecht and one share of Class A preferred stock was issued to Greg Lambrecht and each of the two other members of the Company’s Board of Directors for services provided. The value of all these shares was determined to be $110,002 based on an assumed conversion at a one-for-25 ratio of the Class A preferred stock for common shares and the closing market price of the common shares on the date of grant.

During the year ended December 31, 2023, 552,405 shares of Class A preferred stock were converted into 13,810,125 common shares. No shares of the Company’s Class A preferred stock were issued during the quarter and year ended December 31, 2022.

Ranking

The Class A preferred stock ranks, as to dividends and upon liquidation, senior and prior to the common stock of the Company.

Liquidation

In the event of liquidation, dissolution or winding up of the Company, the holders of the Class A preferred stock are entitled, out of the assets of the Company legally available for distribution, to receive, before any payment to the holders of shares of common stock or any other class or series of stock ranking junior, and amount per share equal to $1.00.

Voting

Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company.

Conversion

Each share of our Class A preferred stock is convertible into common stock on a one-for-25 basis at the option of the holder.